Derivative Instruments - Summary of Fair Value of Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Derivative assets
Derivative instruments	$ 48,186	$ 4,464
Derivative liabilities
Total derivative instrument assets	48,186	4,464
Total derivative instrument liabilities	13,848	12,968
Derivatives designated as hedging instruments: | Interest rate swaps
Derivative assets
Derivative instruments	6,046	0
Derivative liabilities
Derivative liability, current	0	5,218
Derivatives designated as hedging instruments: | Net investment cross currency swaps
Derivative liabilities
Derivative liability, noncurrent	1,451	0
Derivatives not designated as hedging instruments: | Interest rate swaps
Derivative liabilities
Derivative liability, current	179	0
Derivative liability, noncurrent	0	330
Derivatives not designated as hedging instruments: | Cross currency and interest rate swaps
Derivative liabilities
Derivative liability, current	4,279	0
Derivative liability, noncurrent	7,939	7,420
Derivatives not designated as hedging instruments: | Contingent redemption features - Series A Preferred Stock
Derivative assets
Derivative instruments	$ 42,140	$ 4,464